7. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
STOCK OPTION PLANS

2009 Stock Option Plan

On December 10, 2009, the Company established the 2009 Stock Option Plan (the “Option Plan”) for officers and certain full-time and part-time employees of the Company. Non-employee directors of the Company are not entitled to participate under this plan. The Option Plan provides for 5,500,000 shares of common stock for issuance upon the exercise of stock options granted under the plan. Under this plan, stock options are granted at the discretion of the Compensation Committee of the Board of Directors at an option price not less than the fair market value of the stock on the date of grant. The options are exercisable in accordance with terms specified by the Compensation Committee not to exceed ten years from the date of grant. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2014	2,315,000	$0.35
Granted	50,000	0.12
Exercised	––	––
Expired	(674,500)	0.49
Balance as of December 31, 2014	1,690,500	$0.29
Granted	1,155,000	0.49
Exercised	(256,500)	0.36
Expired	(52,500)	0.16
Balance as of December 31, 2015	2,536,500	$0.38

The weighted average grant date fair value of options granted was $0.04 in 2014.  The weighted average grant date fair value of options granted was $0.13 in 2015.  The aggregate intrinsic value of options outstanding was approximately $4.9 million at December 31, 2015 and $0 at December 31, 2014.  The aggregate intrinsic value of exercisable options was approximately $3.4 million at December 31, 2015 and $0 at December 31, 2014.  As of December 31, 2015 there remained 5,243,500 shares available to be issued under the Option Plan.

The following table summarizes information about fixed stock options under the 2009 Stock Option Plan outstanding on December 31, 2015.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.18 to 0.25	2,115,000	2.55	$0.25	1,421,250	$0.22
$0.48 to 1.85	421,500	0.41	$1.03	226,500	$0.07
$0.18 to 1.85	2,536,500	2.96	$0.38	1,647,750	$0.29

2009 Director Stock Option Plan

On December 10, 2009 the Company established the 2009 Director Stock Option Plan (the "Directors Plan"). The Directors Plan was established for all Directors of the Company except for any Director who is a full-time employee or full-time officer of the Company. The option price is the fair market value of the common stock on the date the option is granted. There are 700,000 shares authorized for issuance under the Directors Plan. Each option expires five years from the grant date. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2014	270,000	0.31
Granted	60,000	0.13
Exercised	––	––
Expired	(165,000)	––
Balance as of December 31, 2014	165,000	0.24
Granted	105,000	0.87
Exercised	(30,000)	0.31
Expired	(15,000)	0.41
Balance as of December 31, 2015	225,000	$0.51

The weighted average grant date fair value of options granted was $0.04 in 2014 and $0.26 in 2015.  The aggregate intrinsic value of options outstanding was approximately $0.4 million at December 31, 2015 and $0 at December 31, 2014.  The aggregate intrinsic value of exercisable options was approximately $0.4 million at December 31, 2015 and $0 at December 31, 2014.  As of December 31, 2015 there remained 670,000 shares available to be issued under the Directors Plan.

The following table summarizes information about fixed stock options under the Directors Plan on December 31, 2015.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.12-0.14	45,000	3.3	$0.13	45,000	$0.13

$0.16-0.20	30,000	2.0	$0.18	30,000	$0.18

$0.25-0.26	30,000	1.3	$0.26	30,000	$0.26

$0.35-0.36	15,000	.6	$0.36	15,000	$0.36

$0.18-1.20	105,000	4.6	$0.87	105,000	$0.87
$0.12-1.20	225,000	3.30	$0.51	225,000	$0.51

The Black-Scholes range of assumptions for the Option Plan and the Directors Plan are shown below:

	2015	2014
Assumptions

Expected life	2.75 (yrs) - 3.5 (yrs)	2.75 (yrs) - 3.5 (yrs)

Expected volatility	41.69% - 45.52%	46.40% - 48.71%

Risk-free interest rate	0.67% - 1.57%	0.57% - 1.32%

Expected dividend yield	0.00%	0.00%

The unrecognized stock based compensation expense related to non-vested stock awards was approximately $79 thousand as of December 31, 2015.  This amount will be recognized through the fourth quarter of 2017.